SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended					9 Months Ended	12 Months Ended
	Nov. 02, 2021	Oct. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Common stock value per share			$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001
Number of shares issued								914,488
Common Stock [Member]
Subsequent Event [Line Items]
Stock issued during period, shares, issued for services			20,000	149,179	349,681	57,000	60,000		122,318
Number of shares issued					42					170,000
Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Agreement description	Under the terms and subject to the conditions of the Purchase Agreement, the Investor is obligated to purchase up to $5,000,000 in shares of Common Stock (subject to certain limitations) from time-to-time over the 12-month period commencing on the date that a registration statement, which the Company agreed to file with the Securities and Exchange Commission (the “SEC”), is declared effective by the SEC.
Agreement price per share, description	The price per share of Common Stock shall be ninety percent (90%) of the average of the volume weighted average price of the Company’s Common Stock for five trading days following the clearing date associated with the put notice delivered by the Company to the Investor.
Subsequent Event [Member] | Three Service Providers [Member]
Subsequent Event [Line Items]
Stock issued during period, shares, issued for services		336,250
Subsequent Event [Member] | Investor [Member] | Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Proceeds from issuance of common stock	$ 5,000,000
Common stock value per share	$ 0.0001
Subsequent Event [Member] | Paul Adler Sole Officer [Member]
Subsequent Event [Line Items]
Liquidated damages	$ 25,000
Subsequent Event [Member] | Investors And Affiliates [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Ownership percentage	4.99%
Subsequent Event [Member] | Investors [Member] | Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued	50,000